INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Source Differences Between Income Taxes at the Federal Statutory Rate and the Provision for Income Taxes

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2023 and 2022, respectively, is as follows:

	Year Ended December 31,
	2023	2022
Tax benefit at the statutory rate	$(4,346,294)	$(2,967,112)
Increase (decrease) in taxes resulting from:
State taxes	(400,290)	(767,514)
Stock-based compensation	82,430	102,560
Research and development tax credits	(418,321)	(73,558)
Other	(167,497)	24,868
Change in valuation allowance	5,249,972	3,680,756
Total income tax expense (benefit)	$—	$—

Schedule of Components of Company's Deferred Income Tax Assets and Liabilities

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$13,095,540	$9,469,767
Research and development credits	1,647,502	1,229,181
Capitalized pre-business expenses	2,229,904	2,563,946
Accrued expenses	124,458	26,290
Stock-based compensation	899,453	481,062
Inventory reserve	243,070	64,726
Operating lease liability	127,116	158,388
Capitalized §174 research and development costs	1,905,522	919,466
Total deferred tax assets before valuation allowance	20,272,565	14,912,826
Less valuation allowance	(19,756,671)	(14,506,698)
Total deferred tax assets	515,894	406,128
Deferred tax liabilities
Fixed assets	(390,191)	(264,377)
Right-of-use assets	(125,703)	(141,751)
Total deferred tax liabilities	(515,894)	(406,128)
Net deferred tax asset (liability)	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	1.9%	5.4%
Stock-based compensation	-0.4%	-0.7%
General business credits	2.0%	0.5%
Other adjustments	0.8%	-0.2%
Change in valuation allowance	-25.3%	-26.0%
Income tax provision	0.0%	0.0%